Stockholders' Equity - Additional Information (Detail)					3 Months Ended	6 Months Ended
	Nov. 20, 2020 shares	Oct. 09, 2020 USD ($)	Oct. 06, 2020 shares	Jul. 23, 2020 USD ($)	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 12, 2020 shares	Oct. 05, 2020 shares	Mar. 31, 2020 $ / shares shares
Common stock, shares authorized					100,000,000,000				100,000,000,000
Common stock, par value | $ / shares					$ 0.0000001				$ 0.0000001
Common stock, shares outstanding					222,669,799				214,879,058
Montes Archimedes Acquisition Corp.
Shares subject to possible redemption					36,277,487	34,375,578
Maximum shares subject to forfeiture							1,071,823
Common stock, number of votes per share | Vote | Vote					1
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Montes Archimedes Acquisition Corp. | Founder Shares
Proceeds received from related party to cover certain expense payments in exchange for shares issued | $		$ 25,000		$ 25,000
Class A common stock | Montes Archimedes Acquisition Corp.
Common stock, shares authorized					400,000,000	400,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock outstanding (in shares)					41,071,823	41,071,823
Shares subject to possible redemption					36,277,487	34,375,578
Common stock, shares outstanding					4,794,336	6,696,245
Class B common stock | Montes Archimedes Acquisition Corp.
Common stock, shares authorized					40,000,000	40,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock outstanding (in shares)					10,267,956	10,267,956
Number of shares surrendered by sponsor			2,875,000
Common stock, shares outstanding					10,267,956	10,267,956
Maximum shares subject to forfeiture						0
Number of shares forfeited (in shares)	1,232,044
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)					20.00%	20.00%
Class B common stock | Montes Archimedes Acquisition Corp. | Founder Shares
Common stock, shares outstanding			11,500,000					14,375,000
Maximum shares subject to forfeiture					1,500,000	1,500,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)					20.00%	20.00%